Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 584,549	$ 298,576
less: Accumulated depreciation	(282,789)	(250,284)
Total, net	301,760	48,292
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	211,047	198,637
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 373,502	$ 99,939